Condensed Financial Information of the Parent Company - Schedule of Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expenses	$ 121,468	$ 137,003	$ 87,365
Total operating expenses	145,022	159,611	108,689
Loss from operations	68,562	45,316	45,417
Other expenses	912	321	13
Interest income	1,996	2,016	1,183
Net income attributable to shareholders of Sinovac	44,929	21,782	25,807
Preferred Stock Dividends	(5,128)	0	0
Net Income attributable to common shareholders	39,801	21,782	25,807
- Net income (loss) attributable to shareholders of Sinovac	44,929	21,782	25,807
Foreign currency translation adjustments	(2,827)	(10,996)	8,098
Comprehensive income attributable to shareholders of Sinovac	42,707	12,608	32,714
Parent Company
Selling, general and administrative expenses	7,750	15,615	4,267
Total operating expenses	7,750	15,615	4,267
Loss from operations	(7,750)	(15,615)	(4,267)
Other expenses	(16)	(13)	0
Interest income	871	798	145
Equity earnings of subsidiaries, net of tax	51,824	36,612	29,929
Net income attributable to shareholders of Sinovac	44,929	21,782	25,807
Preferred Stock Dividends	(5,128)	0	0
Net Income attributable to common shareholders	39,801	21,782	25,807
- Net income (loss) attributable to shareholders of Sinovac	44,929	21,782	25,807
Foreign currency translation adjustments	(2,222)	(9,174)	6,907
Comprehensive income attributable to shareholders of Sinovac	$ 42,707	$ 12,608	$ 32,714